Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 03, 2024
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 12
CIK	dei_EntityCentralIndexKey	0001051562
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2024
Effective Date	dei_DocumentEffectiveDate	Apr. 03, 2024
Prospectus Date	rr_ProspectusDate	Apr. 03, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Conservative Retirement Spending Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGFCX
PGIM Moderate Retirement Spending Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGFMX
PGIM Enhanced Retirement Spending Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGFEX